June 2, 2014 Via EDGAR Submission	+1 212 230 8800 (t) +1 212 230 8888 (f) wilmerhale.com

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, DC 20549

Attention: Jeffrey P. Riedler

Re:	Ocular Therapeutix, Inc.

Draft Registration Statement on Form S-1

Confidentially Submitted April 29, 2014

File No. 377-00587

Ladies and Gentlemen:

On behalf of Ocular Therapeutix, Inc. (the “Company”), we are responding to the comments of the staff (the “Staff”) of the Securities and Exchange Commission contained in its letter dated May 23, 2014 (the “Comment Letter”), relating to the above referenced Draft Registration Statement on Form S-1 (the “Registration Statement”). The Company also is confidentially submitting a revised draft of the Registration Statement with this response letter.

Set forth below are the Company’s responses to the Staff’s comments. The responses set forth below are based upon information provided to Wilmer Cutler Pickering Hale and Dorr LLP by the Company. For convenience, the responses are keyed to the numbering of the comments and the headings used in the Comment Letter.

On behalf of the Company, we advise you as follows:

Form S-1

General

1.	We note that you have submitted an application for confidential treatment relating to certain of your exhibits. Please be advised that comments to this application, if any, will be sent under separate cover and that any such comments must be resolved prior to your requesting effectiveness of your registration statement.

Response:	The Company acknowledges the Staff’s comment.

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June 2, 2014

2.	Please confirm that the graphics included in your registration statement are the only graphics you will use in your prospectus. If those are not the only graphics, please provide any additional graphics prior to their use for our review.

Response:	Other than as included in the prospectus forming part of the Registration Statement, the Company does not currently intend to include any additional graphics. If the Company determines to include any additional graphic or other visual information in the prospectus, the Company will promptly provide such material to the Staff on a supplemental basis. The Company acknowledges that the Staff may have additional comments regarding this material.

3.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Response:	The Company acknowledges the Staff’s request and undertakes to comply with it as applicable. To date, neither the Company nor anyone authorized on its behalf has presented any written communications in reliance on Section 5(d) of the Securities Act to potential investors. In addition, to the Company’s knowledge, to date, no broker or dealer that is participating or will participate in the Company’s initial public offering has published or distributed a research report in reliance upon Section 2(a)(3) of the Securities Act.

Summary

Overview of Ocular Therapeutics, page 1

4.	Please define the terms “hydrogel” and “intravitreal” in this section.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 1 and 83 of the revised draft of the Registration Statement.

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June 2, 2014

5.	Please note here that your entire intellectual property portfolio and much of the technology you utilize is licensed from Incept, LLC, a related party.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 2 and 84 of the revised draft of the Registration Statement.

Anticipated Benefits of our Punctum Plug Technology, page 3

6.	Please state the approximate amount of time it takes for your punctum plugs to dissipate after their active pharmaceutical ingredients have been exhausted.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 4 and 95 of the revised draft of the Registration Statement.

Overview of Our Key Product Candidates and Marketed Product, page 4

7.	Please briefly discuss the therapeutic effects of both dexamethasone and travoprost.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 4 and 83 of the revised draft of the Registration Statement.

8.	In your summary discussion of ReSure Sealant please disclose that you had previously initiated and then discontinued commercialization of an earlier version of this product in Europe and that the FDA also requested withdrawal of your initial application for that version.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 5 and 113 of the revised draft of the Registration Statement.

Risks Associated with Our Business, page 6

9.	Please include a bullet point summarizing the material risk discussed in the risk factor on pages 37-38 and cite the FDA’s condition requiring post-approval studies for ReSure Sealant as an example.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 7 of the revised draft of the Registration Statement.

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Risks Factors

Risks Related to Our Financial Position and Need For Additional Capital

Our substantial indebtedness may limit cash flow available to invest in the ongoing needs of our business…, page 15

10.	Please provide examples of the types of corporate actions the restrictive covenants included in your credit agreement may prevent you from undertaking.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 15 of the revised draft of the Registration Statement.

Risks Related to Our Product Development

If clinical trials of our punctum plug product candidates or any other product candidate that we develop…, page 17

11.	Here, and wherever else applicable in your registration statement, please state the reason(s) to your knowledge that the FDA requested you withdraw your application for ReSure Sealant submitted under Section 510(k) of the FDCA.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 5, 18 and 113 of the revised draft of the Registration Statement.

If serious adverse or unacceptable side effects are identified during the development of our punctum plug product candidates…, page 20

12.	Please amend this risk factor to provide examples of the adverse events that have been identified in your clinical trials.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 20 of the revised draft of the Registration Statement.

Risks Related to Manufacturing

If our sole clinical manufacturing facility is damaged or destroyed or production at this facility is otherwise interrupted…, page 22

13.	Please amend this risk factor to include the limit of your insurance coverage.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 22 of the revised draft of the Registration Statement.

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June 2, 2014

Risks Related to Commercialization

Even though ReSure Sealant has received marketing approval from the FDA…, page 23

14.	Here, on page 60 of your disclosure, and wherever else applicable in your registration statement, please cite the total revenue generated by ReSale Sealant during the period of commercialization in Europe.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 23 and 62 of the revised draft of the Registration Statement.

Special Note Regarding Forward-Looking Statements and Industry Data, page 48

15.	Please remove the last sentence of this section. Asserting that you have not independently verified information included in your registration statement can be construed as disclaiming responsibility for such information, which is not appropriate.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 50 of the revised draft of the Registration Statement.

Use of Proceeds, page 50

16.	Please include separate bullet points identifying the amount of net proceeds you intend to allocate toward expanding your manufacturing capacity and the amount to be allocated on sales and marketing activities, and remove the references to them from your last bullet point.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 51 of the revised draft of the Registration Statement.

17.	Similarly, please include a separate bullet point that identifies the amount of net proceeds you intend to allocate toward preclinical product development and remove the reference to this from your last bullet point.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 51 of the revised draft of the Registration Statement.

18.	Please include a separate bullet point that discloses the amount of net proceeds, if any, you intend to allocate toward payment of the loans you have borrowed under your credit facility.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 51 of the revised draft of the Registration Statement.

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Management’s Discussion and Analysis of Financial Condition and Results of Operations

Critical Accounting Policies and Estimate

Determination of the Fair Value of Common Stock, page 67

19.	Please tell us the factors contributing to the increase in the common stock fair value of $0.94 on September 12, 2013 to $1.45 on November 7, 2013 to $3.33 on February 12, 2014. In addition, to the extent your estimated IPO price is significantly different from your most recent valuation at March 27, 2014, please tell us the factors contributing to the change in the common stock fair value. Please note that we will defer our evaluation of any stock compensation issues until an estimated IPO price has been determined.

Response:	The Company advises the Staff that its board of directors determined the fair value of common stock on each option grant date based on a variety of factors. The Company determined that the fair value of its common stock increased from $0.94 per share on January 1, 2013 to $3.33 on April 14, 2014. The following discussion describes the reasons for the increases in the fair value of the Company’s common stock over this period.

Year Ended December 31, 2013. The Company’s board of directors determined that the fair value of the Company’s common stock was $0.94 per share as of December 31, 2012 based on several factors, including the results of a third-party valuation performed as of that date. That valuation analysis used the OPM backsolve approach to derive the fair value of the Company’s common stock based on the pricing of its Series D preferred stock financing that occurred in November 2012 at $2.46 per share for gross proceeds of $23.8 million.

From January 1, 2013 to September 30, 2013, the Company continued to operate its business in the ordinary course and in accordance with its plans. Over that time, the Company’s lead product candidates, OTX-DP for the treatment of post-surgical ocular inflammation and pain and OTX-TP for treatment of glaucoma and ocular hypertension, were in Phase 2 clinical development, while its other product candidates were in earlier stages of development, except for ReSure Sealant, for which Phase 3 pivotal trials had been completed in late 2012. In February 2013, the Company submitted its premarket approval, or PMA, application to the FDA for ReSure Sealant. In May 2013, the Company completed a Series D-1 preferred stock financing with an existing and a new investor at $3.00 per share for gross proceeds of $8.5 million, which it planned to use primarily to continue its clinical trials. In May 2013, the Company also commenced enrolling patients in its Phase 2a clinical trial of OTX-TP for

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the treatment of glaucoma and ocular hypertension. Over this period, the Company had no plans for an IPO in the near term because it did not believe that the public markets presented a favorable environment for a biopharmaceutical company at its stage of development. As a result, the Company’s board of directors determined that the fair value of common stock remained $0.94 per share from January 1, 2013 to September 12, 2013.

On September 25, 2013, the Company signed a feasibility agreement with a biopharmaceutical company for early exploration of the feasibility of delivering anti-VEGF drugs for total funding of up to $0.5 million, subject to refund if specified milestones are not achieved prior to termination of the agreement. In October 2013, the Company announced favorable results of its completed Phase 2 clinical trial evaluating the safety and efficacy of OTX-DP for the treatment of ocular inflammation and pain following cataract surgery. This completed trial provided important information regarding efficacy endpoints that informed the design of the Company’s pivotal Phase 3 clinical program for this indication. The Phase 2 clinical trial results were also important in that they demonstrated for the first time the effectiveness of the Company’s punctum plug product candidates as a drug delivery vehicle. In December 2013, the Company completed enrollment of its Phase 2a clinical trial of OTX-TP for the treatment of glaucoma and ocular hypertension.

Based upon the Company’s favorable Phase 2 clinical trial results of OTX-DP for the treatment of ocular inflammation and pain following cataract surgery in October 2013, and based the Company’s assessment that the markets presented a more favorable environment for an IPO for a biopharmaceutical company at its stage of development, the Company’s board of directors considered that an IPO had become a possible but uncertain liquidity event for the first time. In early 2014, the Company obtained a third-party valuation of its common stock as of December 31, 2013 as one of the factors considered by the board of directors in its determination of the fair value of the Company’s common stock. That valuation analysis was based on a PWERM approach that considered a sale scenario and an IPO scenario for the first time. For those two future-event scenarios, management and the board of directors determined that the probability of the sale scenario was 60% and the probability of the IPO scenario was 40%, based the Company’s development pipeline and market conditions.

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For the sale scenario, the Company determined its enterprise value using the income approach by discounting the cash flows derived from its forecasted operating results, applying a risk-adjusted discount rate of 25%. This risk-adjusted discount rate was based on three studies that indicated rates of return required by venture investors for bridge financing or IPO-stage companies. For the IPO scenario, the Company determined its enterprise value based on pre-money valuations of recently completed IPOs in the ophthalmology space; market capitalizations of comparable ophthalmology and late-stage ophthalmology companies, after applying risk-adjusted discount rates of 15% to 30%; and market multiples of revenue of comparable ophthalmology companies. The Company then discounted these values back to present based on the estimated time to completion of the IPO of six months, using a discount rate of 25%. For those scenarios, the Company then applied a discount for lack of marketability of 32.4% under the sale scenario and 15.4% under the IPO scenario. The December 31, 2013 analysis resulted in a valuation of the Company’s common stock of $1.45 per share. Based on that result as well as consideration of other qualitative factors, the Company’s board of directors determined that the fair value of the Company’s common stock was $1.45 per share as of December 31, 2013.

In the course of preparing for this offering, in April 2014, the Company performed a retrospective fair value assessment and concluded that the fair value of its common stock underlying stock options it granted on November 7, 2013, with an exercise price of $0.94 per share, was $1.45 per share for accounting purposes. That value of $1.45 per share, which the Company applied to determine the fair value of the November 2013 options for accounting purposes, was based upon the board of directors’ determination of the fair value of the Company’s common stock as of December 31, 2013. The Company determined to reassess the fair value of its common stock as of November 7, 2013 due principally to the favorable results of its completed Phase 2 clinical trial of OTX-DP announced in October 2013 and the fact that an IPO had become a possible but uncertain near-term liquidity event as of the date of its December 31, 2013 third-party valuation of common stock.

Three Months Ended March 31, 2014. From January 1, 2014 to March 31, 2014, the Company experienced significant developments in its business and prospects. In January 2014, the Company received marketing approval from the FDA of its ReSure Sealant product and began to manufacture the product in preparation for its launch. In February

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2014, the Company began the commercial launch of ReSure Sealant on a region-by-region basis in the United States through a network of independent distributors. In February 2014, the Company also commenced the first of two pivotal Phase 3 clinical trials of OTX-DP for the treatment of ocular inflammation and pain following cataract surgery. The Company believes these trials are significant because, if their results are favorable, it would expect to submit an NDA for OTX-DP in the second quarter of 2015. In March 2014, the Company initiated a Phase 2 clinical trial to evaluate the safety and efficacy of OTX-DP for the treatment of allergic conjunctivitis. The Company anticipates that this trial will provide important information to inform the design of later stage trials. Based on these several events, together with the favorable Phase 2 clinical trial results of OTX-DP for the treatment of ocular inflammation and pain following cataract surgery announced in October 2013, as well as the board of directors’ review of overall market conditions and the improved market for IPOs by biopharmaceutical companies in particular, the Company’s board of directors determined that a significant shift was occurring with respect to the valuation the Company could achieve in an IPO and authorized the preparation and submission of a confidential draft registration statement for an IPO. In early March 2014, the Company selected investment bankers, and on March 27, 2014, the Company held its IPO organizational meeting.

In April 2014, the Company obtained a third-party valuation of its common stock as of March 27, 2014 as one of the factors considered by the board of directors in its determination of the fair value of the Company’s common stock. Consistent with the third-party valuation as of December 31, 2013, that valuation analysis used the PWERM approach and considered a sale scenario and an IPO scenario. For those two future-event scenarios, management and the board of directors determined that the probability of the sale scenario was 45% and the probability of the IPO scenario was 55%, based its assessment of the Company’s development pipeline, market conditions and its progress in undertaking an IPO.

For the sale scenario, the Company determined its enterprise value using the income approach by discounting the cash flows derived from its forecasted operating results, applying a risk-adjusted discount rate of 15%, which was determined based on the Company’s weighted average cost of capital. The effect of that discount rate applied was increased by also adjusting the Company’s re-forecasted revenue projections by probabilities of success. The Company’s re-forecasted operating results as

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of March 27, 2014 used in the income approach reflected higher revenue projections for its lead product candidates, OTX-DP and OTX-TP, as a result of its recently completed and commenced clinical trials and future development plans as well as positive market data. For the IPO scenario, the Company determined its enterprise value based on pre-money valuations of recently completed IPOs in the ophthalmology space; market capitalizations of comparable ophthalmology and late-stage ophthalmology companies, after applying risk-adjusted discount rates of 15% to 30%; and market multiples of revenue of comparable ophthalmology companies. In addition, the Company considered a mid-point indication of pre-money equity values from its discussions with investment bankers. The Company then discounted these values back to present based on the estimated time to completion of the IPO of six months, using a discount rate of 25%. Finally, for those scenarios, the Company then applied a discount for lack of marketability of 28% under the sale scenario and 16% under the IPO scenario. The March 27, 2014 analysis resulted in a valuation of the Company’s common stock of $3.33 per share.

The enterprise value under the IPO scenario in the March 27, 2014 valuation was higher than as indicated in the December 31, 2013 valuation as the Company (1) considered for the first time a mid-point indication of pre-money equity values from its discussions with investment bankers, which was higher than the pre-money valuations of recently completed IPOs in the ophthalmology space, and (2) applied the market multiples of revenue of comparable ophthalmology companies to its re-forecasted revenue, which reflected higher revenue for its lead product candidates, OTX-DP and OTX-TP, as a result of its recently completed and commenced clinical trials and future development plans as well as positive market data.

Considering the result of the third-party valuation as of March 27, 2014 as well as other qualitative factors, the Company’s board of directors determined that the fair value of the Company’s common stock was $3.33 per share as of February 12, 2014 and through March 31, 2014.

Period from April 1, 2014 to April 14, 2014. From April 1, 2014 to April 14, 2014, the Company continued to operate its business in the ordinary course. There were no significant developments in the Company’s operations or in its research and development activities as its Phase 2a clinical trial of OTX-TP for the treatment of glaucoma and ocular

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hypertension, its first of two pivotal Phase 3 clinical trials of OTX-DP for the treatment of ocular inflammation and pain following cataract surgery, and its Phase 2 clinical trial of OTX-DP for the treatment of allergic conjunctivitis were ongoing. As a result, the board of directors determined that the fair value of the Company’s common stock remained $3.33 per share as of April 14, 2014.

Estimated IPO Price. Once the Company has determined an estimated IPO price range, and if such estimated price range is significantly different from its most recent valuation, the Company will provide to the Staff additional information regarding the factors contributing to the change in the common stock fair value. The Company acknowledges that the Staff will defer its evaluation of any stock compensation issues until an estimated IPO price has been determined.

Options and Restricted Stock Granted, page 69

20.	Please provide us a table and narratives that disclose all equity issuances to date or confirm that no additional equity issuances such as options, warrants, preferred stock, common stock, etc. were made subsequent to April 14, 2014.

Response:	The Company advises the Staff that the Company has not granted any additional stock options since April 30, 2014. The Company further advises the Staff that the Company has not issued any other equity instruments, such as warrants or shares of common stock or preferred stock, since such date, other than issuances of common stock pursuant to ordinary course exercises of previously outstanding stock options.

Business

General

21.	In your discussion of clinical trials, please explain more clearly what the p-values and n-values cited represent, where applicable.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 99, 100, 114 and 115 of the revised draft of the Registration Statement.

Dexamethasone Punctum Plug (OTX-DP), page 92

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22.	Where you reference the three severe adverse events experienced by participants in the Phase 2 trial on page 97, please provide the basis for your assertion that they were unrelated to the study treatment.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 20 and 102 of the revised draft of the Registration Statement.

Travoprost Punctum Plug (OTX-TP), page 99

23.	In your discussion of the pilot studies and clinical study please state the reason(s) to your knowledge why certain of the plugs would not be retained over the entire study period.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 4, 95 and 104 of the revised draft of the Registration Statement.

Moxifloxacin Punctum Plug (OTX-MP), page 105

24.	In your description of the clinical trial, please further explain your statement that 0% of the plugs being present at the end of the trial indicated that it functioned as designed.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 112 of the revised draft of the Registration Statement.

ReSure Sealant, page 106

25.	In your discussion of the pivotal clinical trial, please specify which p-value represents statistical significance.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 115 of the revised draft of the Registration Statement.

Government Regulation

General, page 116

26.	Please indicate the number of Investigational New Drug Application(s) you have filed with the FDA to date, the product candidate(s) and indication(s) to which they relate and the approximate date(s) when filed.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 124 of the revised draft of the Registration Statement.

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Shares Eligible For Future Sale

Lock-Up Agreements, page 161

27.	Please file a copy of the form lock-up agreement as an exhibit to your registration statement or, alternatively, please confirm that it will be filed as an exhibit to your underwriting agreement.

Response:	The Company notes that the form of lock-up agreement signed by the Company’s directors, officers and stockholders, as referenced on page 175 of the revised draft of the Registration Statement, will be filed with the underwriting agreement as soon as practicable.

Financial Statements

Note to Financial Statements

2. Summary of Significant Accounting Policies

Unaudited Pro Forma Information, page F-8

28.	Please tell us why you did not reflect the April 2014 financing in the pro forma here as you have in other parts of the filing.

Response:	The Company advises the Staff that it considered the guidance in the Commission’s Division of Corporation Finance Financial Reporting Manual (section 3430) and SAB Topic 1.B.3 relating to other changes in capitalization at the closing of an initial public offering in reaching its conclusion about the elements it should present in the unaudited pro forma balance sheet included on the historical balance sheet. As part of this consideration, the Company evaluated whether the April 2014 financing transaction that occurred subsequent to the balance sheet date was so significant as to require a pro forma presentation on the face of the historical balance sheet, as indicated by ASC 855-10-50-3. The Company respectfully submits that the elements of the April 2014 financing transaction that would constitute the adjustments to be reflected in a pro forma balance sheet have been adequately disclosed in narrative fashion in Note 18. Subsequent Events appearing on pages F-36 and F-37 of the revised draft of the Registration Statement.

Inventory Valuation, page F-10

29.	Please disclose how much inventories were expensed during the periods presented in preparation for the launch of ReSure Sealant during the first quarter of 2014.

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Response:	In response to the Staff’s comment, the Company has revised the disclosure on page F-11 of the revised draft of the Registration Statement.

If you have any further questions or comments, or if you require any additional information, please contact the undersigned by telephone at (212) 937-7206 or facsimile at (212) 230-8888. Thank you for your assistance.

Very truly yours,

/s/ Brian A. Johnson

Brian A. Johnson

cc:	Amarpreet Sawhney, Ph.D.